Parent Company Only Condensed Financial Information (Details) - Schedule of condensed balance sheets - Parent Company [Member] - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Cash and cash equivalents	$ 12,975,407	$ 181,513
Amounts due from subsidiaries	7,576,560	7,121,760
Prepayments, deposits and other assets, net	382,807	161,767
Total Current Assets	20,934,774	7,465,040
Non-Current assets:
Investments in subsidiaries	36,295,558	20,598,908
Total Assets	57,230,332	28,063,948
Current liabilities:
Salaries and benefits payable	541,285	715,304
Total Current Liabilities	541,285	715,304
Total Liabilities	541,285	715,304
Shareholders’ Equity
Common stock, $0.0001 par value, 100,000,000 shares authorized; 20,293,552 shares issued and outstanding as of June 30, 2021; 15,930,330 shares issued and outstanding as of June 30, 2020*	2,029	1,593
Additional paid-in capital	48,516,695	28,586,048
Accumulated retained earnings	6,940,240	123,668
Accumulated other comprehensive income (loss)	1,230,083	(1,362,665)
Total Shareholders’ Equity	56,689,047	27,348,644
Total Liabilities and Shareholders’ Equity	$ 57,230,332	$ 28,063,948